Leases - Summary of Amounts Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	¥ 754,010	¥ 804,990
Lease liabilities	748,807	794,544
Right-of-use assets [member]
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	754,010	804,990	¥ 973,547	¥ 914,960
Lease liabilities	¥ 748,807	¥ 794,544